MML Series Investment Fund

MML Income & Growth Fund

Supplement dated December 8, 2017 to the

Prospectus dated May 1, 2017 and the

Summary Prospectus dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective December 4, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) replaced BlackRock Investment Management, LLC (“BlackRock”) as subadviser of the MML Income & Growth Fund.

Effective December 4, 2017, all references to BlackRock are hereby removed.

Effective December 4, 2017, the following information replaces similar information found (on page 40 of the Prospectus) under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in equity securities of issuers that the Fund’s subadviser, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), believes are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadviser believes are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify primarily large capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 80-120 securities. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company’s fundamentals begin to deteriorate, or other opportunities appear more attractive.

Effective December 4, 2017, the following information replaces the information found (on page 43 of the Prospectus) under the headings Subadviser and Portfolio Managers in the section titled Management:

Subadviser: Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

Portfolio Managers:

Mark Giambrone is a Managing Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since December 2017.

Michael B. Nayfa, CFA is a Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since December 2017.

Ray Nixon Jr. is an Executive Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since December 2017.

Terry L. Pelzel, CFA is a Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since December 2017.

Brian F. Quinn, CFA is a Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since December 2017.

Lewis Ropp is a Managing Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since December 2017.

Effective December 4, 2017, the following information supplements the information found on pages 100-107 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, manages the MML Income & Growth Fund. Barrow Hanley is a subsidiary of OM Asset Management plc (“OMAM”), a publicly-held company traded on the New York Stock Exchange (“NYSE”). OMAM is comprised of approximately eight independent asset management firms. As of October 31, 2017, Barrow Hanley had approximately $91.7 billion in assets under management.

Barrow Hanley replaced BlackRock as subadviser of the MML Income & Growth Fund on December 4, 2017.

Mark Giambrone

is a portfolio manager for a portion of the MML Income & Growth Fund. Mr. Giambrone joined Barrow Hanley in 1999 and serves as a Managing Director. Prior to joining Barrow Hanley, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 25-year investment career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal.

Michael B. Nafya, CFA

is a portfolio manager for a portion of the MML Income & Growth Fund. Mr. Nafya joined Barrow Hanley in 2008 as an equity analyst and currently serves as a Director. During his 13-year investment career, he has served as an analyst at HBK and in institutional equity sales at Natexis Bleichroeder. Prior to joining Barrow Hanley, Mr. Nafya began his career in institutional sales at Sidoti & Company, LLC.

Ray Nixon, Jr.

is a portfolio manager for a portion of the MML Income & Growth Fund. Mr. Nixon joined Barrow Hanley in 1994 and serves as an Executive Director. Prior to joining Barrow Hanley, Mr. Nixon was employed by Smith Barney, Inc., where he was a member of the firm’s Investment Policy Committee and served as their lead institutional stockbroker for the Southwest. During his 40-year investment career, he also served as a research analyst for the Teacher Retirement System of Texas.

Terry L. Pelzel, CFA

is a portfolio manager for a portion of the MML Income & Growth Fund. Mr. Pelzel joined Barrow Hanley in 2010 as an equity analyst and currently serves as a Director. During his 12-year investment career, he has served as a senior portfolio analyst at Highland Capital Management, LP and as a financial analyst at Houlihan, Lokey, Howard & Zukin, Inc.

Brian F. Quinn, CFA

is a portfolio manager for a portion of the MML Income & Growth Fund. Mr. Quinn joined Barrow Hanley in 2005 and serves as a Director. During his 16-year investment career, he has served as an equity analyst for Clover Partners, LP and as a credit analyst for Frost Bank.

Lewis Ropp

is a portfolio manager for a portion of the MML Income & Growth Fund. Mr. Ropp joined Barrow Hanley in 2001 and serves as a Managing Director. Prior to joining Barrow Hanley, Mr. Ropp was employed by Frost Securities where he was a senior equity analyst and a managing director of the Energy Group. Mr. Ropp also served in management positions at Shell Oil Company and as a securities analyst in the energy sector at Howard, Weil, Labouisse, Friedrichs, Inc. prior to joining Frost Securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

IG-17-01

L7352-17-06

MML SERIES INVESTMENT FUND

Supplement dated December 4, 2017 to the

Statement of Additional Information dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective December 4, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) replaced BlackRock Investment Management, LLC (“BlackRock”) as subadviser of the MML Income & Growth Fund.

Effective December 4, 2017, all references to BlackRock are hereby removed.

Effective December 4, 2017, the following information replaces similar information found in the third paragraph on page B-3 for the MML Income & Growth Fund in the section titled General Information:

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) manages the investment of the assets of MML Income & Growth;

Effective December 4, 2017, the following information replaces similar information found in the third paragraph on page B-3 in the section titled General Information:

MML Advisers, AllianceBernstein, American Century, Barrow Hanley, Gateway, Harris, Loomis Sayles, MFS, MetWest, NTI, Templeton, T. Rowe Price, and Wellington Management are registered with the Securities and Exchange Commission (the “SEC”) as investment advisers.

Effective December 4, 2017, the following information replaces the first paragraph under the heading Management of MML Trust found on page B-49:

MML Trust has a Board comprised of eight Trustees, a majority of which are not “interested persons” (as defined in the 1940 Act) of MML Trust. The Board is generally responsible for the management and oversight of the business and affairs of MML Trust. The Trustees formulate the general policies of MML Trust and the Funds, approve contracts, and authorize MML Trust officers to carry out the decisions of the Board. To assist them in this role, the Trustees who are not “interested persons” of MML Trust (“Independent Trustees”) have retained independent legal counsel. As investment adviser and subadvisers to the Funds, respectively, MML Advisers and AllianceBernstein, American Century, Barrow Hanley, Gateway, Harris, Loomis Sayles, MFS, MetWest, NTI, Templeton, T. Rowe Price, and Wellington Management may be considered part of the management of MML Trust. The Trustees and principal officers of MML Trust are listed below together with information on their positions with MML Trust, address, age, principal occupations, and other principal business affiliations during the past five years.

Effective December 4, 2017, the following information supplements the information found beginning on page B-61 under the heading Subadvisers in the section titled Investment Advisory and Other Service Agreements:

Barrow Hanley

MML Advisers has also entered into a Subadvisory Agreement with Barrow Hanley pursuant to which Barrow Hanley serves as MML Income & Growth’s subadviser, providing day-to-day management of the Fund’s investments. Barrow Hanley is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201. Barrow Hanley is a subsidiary of OM Asset Management plc (“OMAM”), a publicly-held company traded on the New York Stock Exchange (“NYSE”). OMAM is comprised of approximately eight independent asset management firms. As of October 31, 2017, Barrow Hanley had approximately $91.7 billion in assets under management.

Barrow Hanley also provides subadvisory services for the MassMutual Select Fundamental Value Fund, MassMutual Select Large Cap Value Fund, and MassMutual Select Small Cap Value Equity Fund, which are series of the MassMutual Select Funds, a registered, open-end investment company for which MML Advisers serves as investment adviser.

Effective December 4, 2017, the following information replaces similar information found on page B-71 in the section titled Codes of Ethics:

The Trust, MML Advisers, the Distributor, AllianceBernstein, American Century, Barrow Hanley, Gateway, Harris, Loomis Sayles, MFS, MetWest, NTI, Templeton, T. Rowe Price, and Wellington Management have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act. The Codes of Ethics permit Fund personnel to invest in securities, including securities that may be purchased or held by a Fund, for their own accounts, but require compliance with various pre-clearance requirements (with certain exceptions). The Codes of Ethics are on public file with, and are available from, the SEC.

Effective December 4, 2017, the following information supplements the information found beginning on page B-90 in the section titled Appendix B – Proxy Voting Policies:

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC

Proxy Voting

Barrow, Hanley, Mewhinney & Strauss (“BHMS”) has the responsibility to vote proxies for equity securities for its clients who have delegated this responsibility to us. BHMS’ fiduciary duty requires us to vote the proxies in the best economic interests of our clients, the beneficial owners of the securities. BHMS has adopted this Proxy Voting Policy and maintains written procedures for the handling, research, voting, and reporting of the proxy votes and makes appropriate disclosures about proxy voting on behalf of our clients. Disclosure information about the Firm’s Proxy Voting is included in BHMS’ Form ADV Part 2.

To assist in the proxy voting process, BHMS retains the services of Glass Lewis & Co. Glass Lewis provides:

•	Research on corporate governance, financial statements, business, legal and accounting risks;

•	Proxy voting recommendations, including ESG (Environmental, Social and Governance) voting guidelines;

•	Portfolio accounting and reconciliation of shareholdings for voting purposes;

•	Proxy voting execution, record keeping, and reporting services.

Proxy Oversight Committee, Proxy Coordinators, and Proxy Voting Committee

•

BHMS’ Proxy Oversight Committee is responsible for implementing and monitoring BHMS’ proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures. The Proxy Oversight Committee conducts periodic reviews to monitor and ensure that the Firm’s policy is observed, implemented properly, and amended or updated, as appropriate. The Proxy Oversight Committee is made up of the CCO/CRO, the Responsible Investing Committee lead, the director of equity operations, the ESG research coordinator, and an at-large portfolio manager.

•

BHMS’ proxy coordinators review and organize the data and recommendations provided by the proxy service. The proxy coordinators are responsible for ensuring that the proxy ballots are routed to the appropriate research analyst based on industry sector coverage. Proxy coordinators are assigned from the equity operations department.

•

BHMS research analysts review and evaluate proxy proposals and make written recommendations to the Proxy Voting Committee to ensure that votes are consistent with the Firm’s analysis and are in the best interest of the shareholders, our clients.

•

BHMS equity portfolio managers are members of the Proxy Voting Committee. Equity portfolio managers vote proxy proposals based on share ownership after giving consideration to BHMS’ Proxy Voting Guidelines, internal research recommendations, and the opinion of Glass Lewis. Proxy votes must be approved by the Proxy Voting Committee before submitting to the proxy service provider.

•	Voting proxies for the Diversified Small Cap Value and Diversified Small/Mid Cap Value accounts is done in accordance with the proxy service provider’s recommendations for the following reasons:

➢	Investments are based on a quantitative model. Fundamental research is not performed for the holdings.

➢	The holding period is too short to justify the time for analysis to vote.

Conflicts of Interest

•	Potential conflicts may arise when BHMS invests in equity securities of corporations who are also clients of the Firm. BHMS seeks to mitigate potential conflicts by:

➢	Making voting decisions for the benefit of the shareholder(s), our clients;

➢	Uniformly voting every proxy based on BHMS’ internal research and consideration of Glass Lewis’ recommendations; and

➢	Documenting the votes of companies who are also clients of the Firm.

•

If a material conflict of interest exists, members from the Proxy Voting and Oversight Committees will determine if the clients should have an opportunity to vote their proxies themselves, or to address the voting issue through other objective means, such as voting in a manner consistent with a predetermined voting policy or accepting the voting recommendation of Glass Lewis.

Other Policies and Procedures

•	BHMS sends a daily electronic transfer of equity positions to the proxy service provider.

•	The proxy service provider identifies accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.

•	BHMS sends a proxy report to clients at least annually (or as requested by client), listing the number of shares voted and disclosing how proxies were voted.

•	Voting records are retained on the network, which is backed up daily. The proxy service provider retains records for seven years.

•	BHMS’ Proxy Voting Guidelines are available upon request by calling: (214) 665-1900, or by e-mailing: clientservices@barrowhanley.com.

•	The proxy coordinators retain the following proxy records for at least seven years:

➢	These policies and procedures and any amendments;

➢	Proxy statements received regarding our clients’ securities;

➢	A record of each proxy we voted;

➢	Proxy voting reports that are sent to clients annually;

➢	Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision; and

➢	Records of any client’s request for proxy voting information.

Revised December 31, 2016

Effective December 4, 2017, the following information supplements the information found beginning on page B-181 in the section titled Appendix C – Additional Portfolio Manager Information:

Barrow, Hanley, Mewhinney, & Strauss, LLC

The portfolio managers of MML Income & Growth are Mark Giambrone, Michael B. Nayfa, Ray Nixon, Jr., Terry L. Pelzel, Brian F. Quinn, and Lewis Ropp.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Mark Giambrone***
Registered investment companies**	8	$7,286 million	1	$3,134 million
Other pooled investment vehicles	1	$538 million	0	$0
Other accounts	36	$4,686 million	0	$0

Michael B. Nayfa, CFA
Registered investment companies**	3	$1,586 million	0	$0
Other pooled investment vehicles	1	$9 million	0	$0
Other accounts	6	$882 million	0	$0

Ray Nixon, Jr.
Registered investment companies**	4	$1,376 million	0	$0
Other pooled investment vehicles	1	$87 million	0	$0
Other accounts	9	$1,369 million	0	$0

Terry L. Pelzel, CFA
Registered investment companies**	3	$1,586 million	0	$0
Other pooled investment vehicles	1	$9 million	0	$0
Other accounts	6	$882 million	0	$0

Brian F. Quinn, CFA
Registered investment companies**	4	$1,376 million	0	$0
Other pooled investment vehicles	1	$87 million	0	$0
Other accounts	9	$1,369 million	0	$0

Lewis Ropp***
Registered investment companies**	5	$1,619 million	0	$0
Other pooled investment vehicles	1	$255 million	0	$0
Other accounts	41	$4,504 million	0	$0

*	The information provided is as of October 31, 2017.
**	Does not include MML Income & Growth.
***	Messrs. Giambrone and Ropp are members of team managing 49 other accounts and $3.7 billion in the large cap value equity strategy.

Ownership of Securities:

As of October 31, 2017, the portfolio managers did not own any shares of MML Income & Growth.

Conflicts of Interest:

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including MML Income & Growth). Barrow Hanley manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored or disfavored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Compensation:

The discussion below describes the portfolio managers’ compensation as of October 31, 2017.

Compensation, or remuneration, is paid or awarded to Barrow Hanley employees for the services they provide to the Firm. In addition to base salary, all Barrow Hanley portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Portfolio managers and analysts are rated on their value added to the team-oriented investment process. Total compensation is awarded with respect to all accounts managed, and does not distinguish between specific accounts managed by a portfolio manager and does not encourage excessive risk-taking, Bonuses are paid at the discretion of the Firm.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other accounts managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at Barrow Hanley will increase over time, if and when assets continue to grow through competitive performance.

In addition, many of Barrow Hanley’s key investment personnel have a long-term incentive compensation plan in the form of an equity interest in Barrow Hanley.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-17-02